Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 181,202		$ 67,280
Time deposits	7,800		7,900
Restricted cash	14,630		24,894
Accounts receivable, net	3,472		3,220
Inventories	11,953		11,410
Prepaid expenses and other current assets	22,425		25,224
Derivative assets	18,937		533
Due from related parties	773		2,897
Total current assets	261,192		143,358
NON - CURRENT ASSETS
Vessels in operation	1,655,199		1,682,816
Advances for vessels acquisitions and other additions	5,642		6,139
Deferred charges, net	48,383		37,629
Other non-current assets	22,741		14,010
Derivative assets, net of current portion	33,222		6,694
Restricted cash, net of current portion	104,469		103,468
Total non - current assets	1,869,656		1,850,756
TOTAL ASSETS	2,130,848		1,994,114
CURRENT LIABILITIES
Accounts payable	18,509		13,159
Accrued liabilities	28,191		32,249
Current portion of long - term debt	273,614		190,316
Current portion of deferred revenue	7,313		8,496
Due to related parties	602		543
Total current liabilities	328,229		244,763
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	833,189		880,134
Intangible liabilities - charter agreements	31,956		55,376
Deferred revenue, net of current portion	103,078		101,288
Total non - current liabilities	968,223		1,036,798
Total liabilities	1,296,452		1,281,561
Commitments and Contingencies	0		0
SHAREHOLDERS' EQUITY
Additional paid in capital	695,641		698,463
Retained Earnings	115,118		13,498
Accumulated other comprehensive income	23,270		227
Total shareholders' equity	834,396		712,553
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,130,848		1,994,114
OPERATING REVENUES
Time charter revenues (include related party revenues of $66,929 and $65,001 for each of the periods ended June 30, 2022 and 2021, respectively)	284,667	$ 153,390
Amortization of intangible liabilities-charter agreements (includes related party amortization of intangible l iabilities-charter agreements of $5,385 and $1,004 for each of the periods ended June 30, 2022 and 2021, respectively)	23,420	2,461
Total Operating Revenues	308,087	155,851
Vessel operating expenses (include related party vessel operating expenses of $8,609 and $6,868 for each of the periods ended June 30, 2022 and 2021, respectively)	80,886	52,406
Time charter and voyage expenses (include related party time charter and voyage expenses of $2,950 and $1,470 for each of the periods ended June 30, 2022 and 2021, respectively)	9,458	3,889
Depreciation and amortization	40,125	25,519
General and administrative expenses	6,736	6,131
Gain on sale of vessel	0	(7,770)
Operating Income	170,882	75,676
NON-OPERATING INCOME/(EXPENSES)
Interest income	515	364
Interest and other finance expenses (include $19,053 expenses relating to prepayment fees, acceleration of deferred financing costs, premium and $5,764 Notes premium for each of the periods ended June 30, 2022 and 2021, respectively)	(48,742)	(39,254)
Other income, net	178	933
Fair value adjustment on derivative asset	6,648	0	0
Total non-operating expenses	(41,401)	(37,957)
Income before income taxes	129,481	37,719
Income taxes	0	0
Net Income	129,481	37,719
Earnings allocated to Series B Preferred Shares	(4,768)	(3,495)
Net Income available to Common Shareholders	124,713	$ 34,224
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Outstanding	$ 367		365
Net Earnings per Class A common share
Basic	36,578,297	34,136,307
Diluted	36,749,408	34,168,093
Basic	$ 3.41	$ 1.00
Diluted	$ 3.39	$ 1.00
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 0		$ 0